Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Derivative Financial Instruments	$ 3,327,780	$ 2,429,223
Other Financial Assets	55,571,314	45,526,918
Loans and Other Financing	1,243,616,465	1,450,106,105
Liabilities
Liabilities measured at Fair Value trough Profti or Loss	78,223	147,408
Derivative Financial Instruments	1,694,114	1,387,179
Other Financial Liabilities	348,779,269	381,231,576
Lease Liabilities	7,675,499	8,535,060
Subordinated Debt Securities	45,405,004	51,182,953
Liquidity risk
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,022,008,616	462,657,752
Derivative Financial Instruments	3,327,780	2,429,223
Repurchase Transactions	119,021,390	401,893,669
Other Financial Assets	60,392,977	36,143,069
Loans and Other Financing	1,663,092,503	1,730,456,811
Other Debt Securities	371,656,026	192,584,356
Financial Assets Pledged as Collateral	152,102,733	68,636,679
Investments in Equity Instruments	2,239,039	7,028,660
Liabilities
Deposits	2,197,342,487	2,041,946,772
Liabilities measured at Fair Value trough Profti or Loss	78,223	147,408
Derivative Financial Instruments	1,694,114	1,387,179
Repurchase Transactions		631,362
Other Financial Liabilities	344,493,418	372,595,660
Lease Liabilities	6,796,064	11,119,765
Financing Received from the Argentine Central Bank and Other Financial Institutions	49,376,678	57,885,223
Debt Securities	99,768,311	63,563,696
Subordinated Debt Securities	57,588,410	68,791,522
Liquidity risk | Less than 1 Month
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,014,064,047	459,158,409
Derivative Financial Instruments	3,327,780	2,429,223
Repurchase Transactions	119,021,390	401,893,669
Other Financial Assets	45,835,239	28,902,509
Loans and Other Financing	572,812,215	535,304,629
Other Debt Securities	367,461,993	190,132,678
Financial Assets Pledged as Collateral	152,102,733	68,636,679
Investments in Equity Instruments	2,239,039	7,028,660
Liabilities
Deposits	2,093,575,083	1,911,054,137
Liabilities measured at Fair Value trough Profti or Loss	78,223	147,408
Derivative Financial Instruments	1,694,114	1,387,179
Repurchase Transactions		631,362
Other Financial Liabilities	239,554,117	254,688,554
Lease Liabilities	229,377	222,781
Financing Received from the Argentine Central Bank and Other Financial Institutions	8,669,292	10,129,288
Debt Securities	8,357,182	2,958,930
Subordinated Debt Securities	1,721,348	1,940,226
Liquidity risk | 1 to 6 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,114,527	562,960
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	406,230	239,689
Loans and Other Financing	533,673,648	544,921,482
Other Debt Securities	642,649	592,931
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	97,575,203	124,684,660
Liabilities measured at Fair Value trough Profti or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Liabilities	101,045,209	117,499,174
Lease Liabilities	716,603	1,110,498
Financing Received from the Argentine Central Bank and Other Financial Institutions	20,461,200	9,005,852
Debt Securities	38,668,400	29,667,331
Subordinated Debt Securities	0	0
Liquidity risk | 6 to 12 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,313,225	1,141,167
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	492,319	290,485
Loans and Other Financing	228,700,321	351,054,269
Other Debt Securities	927,063	446,943
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	6,076,398	5,988,451
Liabilities measured at Fair Value trough Profti or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Liabilities	370,307	346,675
Lease Liabilities	890,882	1,254,803
Financing Received from the Argentine Central Bank and Other Financial Institutions	18,339,685	30,998,853
Debt Securities	24,315,628	18,480,066
Subordinated Debt Securities	1,721,348	1,940,226
Liquidity risk | 12 Months to 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	5,516,817	1,795,216
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	6,751,750	6,710,386
Loans and Other Financing	196,987,889	226,381,525
Other Debt Securities	2,624,321	1,411,804
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	115,785	219,481
Liabilities measured at Fair Value trough Profti or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Liabilities	2,605,966	51,455
Lease Liabilities	3,233,811	7,343,487
Financing Received from the Argentine Central Bank and Other Financial Institutions	1,906,501	7,751,230
Debt Securities	28,427,101	12,457,369
Subordinated Debt Securities	54,145,714	64,911,070
Liquidity risk | More than 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	6,907,439	0
Loans and Other Financing	130,918,430	72,794,906
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	18	43
Liabilities measured at Fair Value trough Profti or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Liabilities	917,819	9,802
Lease Liabilities	1,725,391	1,188,196
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Subordinated Debt Securities	$ 0	$ 0